Fair Value Measurements	12 Months Ended
Mar. 31, 2012
Fair Value Measurements

14.    Fair Value Measurements:

The inputs to valuation techniques used to measure fair value are required to categorize by fair value hierarchy. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1—Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•	Level 2—Inputs are other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3—Inputs are unobservable inputs for the asset or liability.

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2011 and 2012 are as follows:

	2011
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥74,834	¥74,722	¥112	¥—
Foreign equity securities	101,679	101,679	—	—
Domestic debt securities	23,570	5,190	14,077	4,303
Foreign debt securities	8,046	33	8,013	—
Derivatives:
Forward exchange contracts	832	—	832	—
Interest rate swap agreements	1,281	—	1,281	—
Currency swap agreements	1,608	—	1,608	—
Currency option agreements	1	—	1	—

Liabilities
Derivatives:
Forward exchange contracts	1,035	—	1,035	—
Interest rate swap agreements	1,921	—	1,921	—
Currency swap agreements	9,529	—	9,529	—
Currency option agreements	¥1,860	¥—	¥1,860	¥—

There were no transfers between Level 1 and Level 2.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

	2012
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥81,850	¥81,747	¥103	¥—
Foreign equity securities	98,917	98,917	—	—
Domestic debt securities	32,516	6,272	23,516	2,728
Foreign debt securities	12,069	419	11,650	—
Derivatives:
Forward exchange contracts	920	—	920	—
Interest rate swap agreements	153	—	153	—
Currency swap agreements	2,160	—	2,160	—

Liabilities
Derivatives:
Forward exchange contracts	995	—	995	—
Interest rate swap agreements	1,676	—	1,676	—
Currency swap agreements	1,769	—	1,769	—
Currency option agreements	¥1,096	¥—	¥1,096	¥—

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs

There were no transfers between Level 1 and Level 2.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

Available-for-sale securities—

Available-for-sale securities comprised marketable equity securities and debt securities, and financial instruments classified as available-for-sale securities. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which classified to Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2. In case fair value is measured by inputs derived from unobservable data, it is classified to Level 3.

Derivatives—

Derivatives comprised forward exchange contracts, interest rate swap agreements, currency swap agreements and currency option agreements. Fair value of derivatives is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2.

Assets and liabilities measured at fair value on a nonrecurring basis for the fiscal years ended March 31, 2011 and 2012 are as follows:

	2011
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)	Impairment losses (before tax)
	Millions of yen
Assets
Real estate	¥9,511	¥—	¥—	¥9,511	¥1,928
Cost method investments	1,195	—	532	663	3,052
Goodwill	6,089	—	—	6,089	1,912

	2012
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)	Impairment losses (before tax)
	Millions of yen
Assets
Real estate	¥1,896	¥—	¥—	¥1,896	¥1,015
Cost method investments	418	—	—	418	1,153
Goodwill	5,103	—	—	5,103	4,764
Long-lived assets	5,014	—	—	5,014	9,555

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs

Real estate—

If a decline in value or an increase in estimated costs of completion of real estate held for resale included in inventories causes inventory cost to be unrecoverable, the real estate is written down to its fair value. In measuring fair value of such inventories, fair value is measured by using various evaluation models based on inputs that are unobservable in the market, such as a salable price based on a real-estate appraisal, which is classified to Level 3.

Real estate in the table above includes that transferred from inventories to property, plant and equipment as a result of a change in use or sold to others after measuring fair value.

Cost method investments—

If a decline in value of cost method investments is evaluated as other than temporary, the investment is written down to its fair value. In measuring fair value of such investments, if active market prices of similar assets are available, fair value is measured by quoted prices for similar assets, which is classified to Level 2. If active market prices of similar assets are not available, fair value is measured by using various evaluation models based on inputs that are unobservable in the market such as discounted cash flow projection, which is classified to Level 3.

Goodwill—

The fair value of the reporting units is determined by using various evaluation models based on inputs that are unobservable in the market such as discounted cash flow projection, which is classified to Level 3.

Long-lived assets—

If the carrying amount of a long-lived asset is evaluated to be unrecoverable, the long-lived asset is written down to its fair value. In measuring fair value of such long-lived assets, fair value is measured by using various evaluation models based on inputs that are unobservable in the market such as discounted cash flow projection, which is classified to Level 3.